Components of Net Deferred Income Tax (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Valuation allowance	$ (27.2)	$ (16.9)
TransUnion Holding Company, Inc.
Deferred income tax assets:
Deferred compensation	4.4
Stock-based compensation	0.3
Employee benefits	6.3
Legal reserves and settlements	1.9
Hedge investments	2.2
Financing related costs	46.4
Loss and credit carryforwards	71.0
Other	6.3
Gross deferred income tax assets	138.8
Valuation allowance	(27.2)
Total deferred income tax assets, net	111.6
Deferred income tax liabilities:
Depreciation and amortization	(662.1)
Investments in affiliated companies	(17.1)
Taxes on undistributed foreign earnings	(49.7)
Other	(3.9)
Total deferred income tax liability	(732.8)
Net deferred income tax liability	(621.2)
Transunion Corp | TransUnion Corp-Successor
Deferred income tax assets:
Deferred compensation	4.4
Stock-based compensation	0.3
Employee benefits	6.3
Legal reserves and settlements	1.9
Hedge investments	2.2
Financing related costs	46.4
Loss and credit carryforwards	51.3
Other	2.8
Gross deferred income tax assets	115.6
Valuation allowance	(27.2)
Total deferred income tax assets, net	88.4
Deferred income tax liabilities:
Depreciation and amortization	(662.1)
Investments in affiliated companies	(17.1)
Taxes on undistributed foreign earnings	(32.2)
Other	(3.9)
Total deferred income tax liability	(715.3)
Net deferred income tax liability	(626.9)
Transunion Corp | TransUnion Corp-Predecessor
Deferred income tax assets:
Deferred compensation		3.9
Stock-based compensation		2.4
Employee benefits		5.7
Legal reserves and settlements		1.7
Loss and credit carryforwards		30.5
Other		2.8
Gross deferred income tax assets		47.0
Valuation allowance		(16.9)
Total deferred income tax assets, net		30.1
Deferred income tax liabilities:
Depreciation and amortization		(52.4)
Taxes on undistributed foreign earnings		(4.8)
Other		(4.1)
Total deferred income tax liability		(61.3)
Net deferred income tax liability		$ (31.2)